Prepaid Expenses and Other Current Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Amortization of Advance Royalty	$ 120,833	$ 100,694